Finance Lease Liabilities (Details) - Schedule of Finance Lease - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Assets Under a Finance Lease [Abstract]
Cost	$ 655,371	$ 1,571,075
Less: Accumulated depreciation	(215,038)	(564,844)
Net book value	$ 440,333	$ 1,006,231